Note 5 - Property And Equipment (Detail) - Minimum Future Rental Payments Under Non-Cancelable Operating Leases (USD $)	Dec. 31, 2012
2013	$ 400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000
Total	$ 1,581,000